Warrant		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Warrant
Warrant

8. Warrant

In connection with the $100,000 convertible debenture issued to HGT Capital, LLC (“HGT”), the Company issued HGT a warrant to purchase 100,000 shares of the Company’s common stock at $1.00 per share. This warrant was not exercised and expired on April 15, 2020.

9. Warrant

In connection with the $100,000 convertible debenture issued to HGT Capital, LLC (“HGT”), the Company issued HGT a warrant to purchase 100,000 shares of the Company’s common stock at $1.00 per share. This warrant was not exercised and expired on April 15, 2020.

On September 30, 2021, the Company and ViaOne entered into a revolving convertible promissory note (the “Revolving Note”). The Company agrees to pay ViaOne the principal sum of $1,000,000 or such a smaller amount as ViaOne may advance to the Company from time to time under the Revolving Note, which is subject to a simple interest rate of 8% per annum and will expire earlier on demand or the third anniversary of the Original Issue Date. The Company granted ViaOne warrants to purchase the 1,000,000 shares of Common Stocks at an exercise price of $0.42, a premium of 20% to the closing bid price of the Common Stock the trading day prior to the execution of the Revolving Note. Payment of all obligations under the Revolving Note is secured by a security interest granted to ViaOne by the Company in all of the right, title and interest of the Company in all of the assets of the Company currently owned or acquired hereafter.